Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 02, 2017
Prospectus Date	rr_ProspectusDate	Oct. 02, 2017
Global X Funds | Global X Iconic U.S. Brands ETF Series
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Iconic U.S. Brands ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Global X Iconic U.S. Brands ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Accuvest Iconic U.S. Brands Index (“Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund. You will also incur usual and customary brokerage commissions when buying and selling Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commissions when buying and selling Shares.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its total assets in the securities of the Underlying Index. The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Underlying Index is designed to track the broad-based performance of U.S. listed and domiciled securities with Iconic Brands, which are identified and selected based on a proprietary methodology developed by Accuvest Global Advisors (the “Index Provider”). Companies with Iconic Brands are defined by the Index Provider as the leading companies from a select list of Business-to-Consumer (“B2C”) and Business-to-Business (“B2B”) sub-industries that provide exposure to consumer spending or to the consumption supply chain. The Index Provider identifies companies as Iconic Brands using a multi-step selection process which is described in more detail below. The starting universe of the Underlying Index includes the largest 1500 U.S. companies by market capitalization, with a minimum market capitalization of $2 billion. Companies must also have a minimum average daily trading value of $1 million in the three months prior to the selection date in order to be eligible for inclusion in the Underlying Index.

As of June 1, 2017, the Index Provider has defined two primary categories that are essential to identifying the sub-industries that contain companies with Iconic Brands that provide exposure to the consumption theme:

1)
Tier 1 Iconic Brand Sub-Industries: These sub-industries are identified as being critical to the creation of products and services that provide exposure to the consumption theme; most sub-industries in this category are B2C, but B2B sub-industries can also be included. A maximum of five companies from each Tier 1 sub-industry are eligible for inclusion in the Underlying Index.

2)
Tier 2 Iconic Brand Sub-Industries: These sub-industries are typically identified as B2B, but are deemed to be critical to the consumption supply chain; traditional B2B industries that are building brand awareness directly with consumers are also eligible for inclusion in this category. A maximum of two companies from each Tier 2 sub-industry are eligible for inclusion in the Underlying Index.

Companies from the list of Tier 1 and Tier 2 Iconic Brand Sub-Industries that meet the initial market capitalization and liquidity criteria are then evaluated by the Index Provider using a composite ranking score called the “Iconic Brands Score.” This is a proprietary ranking system developed by the Index Provider that ranks each company in the defined sub-industries using three key metrics: (1) Current Market Capitalization, (2) 3-Year Total Sales and (3) 3-Year Sales Growth Rate. The Iconic Brands Score is used to rank companies across all eligible sub-industries. The 100 companies with the highest Iconic Brands Score, subject to the Tier 1 and Tier 2 sub-industry limits described above, comprise the final Underlying Index constituents.

In the final step of the index construction process, the 100 index constituents are weighted using an Iconic Brands Strength Score which ranks companies based on trailing one-year revenue growth and trailing one-year free cash flow. The 25 companies from the Tier 1 sub-industries with the highest Iconic Brands Strength Score receive an index weight of 2% (total index exposure of 50%). The remaining 75 companies are equally weighted (total index exposure of 50%). The Underlying Index may include large- or mid-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, consumer staples and information technology companies. The Underlying Index is reconstituted annually and rebalanced semi-annually. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund (“Adviser”). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 1, 2017, the Underlying Index was concentrated in the Consumer Discretionary and Consumer Staples sectors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 1, 2017, the Underlying Index was concentrated in the Consumer Discretionary and Consumer Staples sectors.
Risk [Heading]	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund section of the Prospectus and in the Statement of Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants. Only Authorized Participants who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, and no other Authorized Participant is able to step forward to create or redeem in either of those cases, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting from an exchange.

Concentration Risk: Because the Fund's investments are concentrated in the consumer discretionary and consumer staples sectors, the Fund will be susceptible to loss due to adverse occurrences affecting these sectors. To the extent that the Underlying Index concentrates in the securities of issuers in a particular country, industry, market, asset class, or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in a country, industry, market, asset class, or sector, the Fund faces more risks than if it were diversified broadly over numerous countries, industries, markets, asset classes, or sectors. Such risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular country, industry, market, asset class, or sector. In addition, at times, such country, industry, market, asset class, or sector may be out of favor and underperform other similar categories or the market as a whole. For additional details on these risks, please see Risks Related to Investing in the Consumer Discretionary Sector, and Risks Related to Investing in the Consumer Staples Sector.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund's adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherit limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes, as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser’s investment management strategy may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, or other government actors, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions, which could have a negative impact on the Fund. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risk: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. From time to time an Authorized Participant, a third party investor, the Fund’s adviser or another affiliate of the Fund’s adviser or the Fund may invest in the Fund and hold its investment for a specific period of time in order to facilitate commencement of the Fund’s operations or for the Fund to achieve size or scale. There can be no assurance that any such entity would not redeem its investment or that the size of the Fund would be maintained at such levels which could negatively impact the Fund.

Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk: Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Risks Related to Investing in the Consumer Discretionary Sector: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

Risks Related to Investing in the Consumer Staples Sector: The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

Secondary Market Trading Risk: Investors buying or selling Shares in the secondary market may pay brokerage commissions, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Although Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Tracking Error Risk: Tracking error is the divergence of the Fund's performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences (including differences between a security's price at the local market close and the Fund's valuation of a security at the time of calculation of the Fund's NAV), differences in transaction costs, the Fund's holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. Index ETFs that are track indices with significant weight in emerging markets issuers may experience higher tracking error other than other index ETFs that do not track such indices.

Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

U.S. Economic Risk: Decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosures rates may have an adverse impact on the Fund.

Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Global X Funds | Global X Iconic U.S. Brands ETF Series | Global X Iconic U.S. Brands ETF Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	LOGO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 154

[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year of operations.